Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
15.	Subsequent Events

Related Party Promissory Notes

On January 1, 2016, the Company paid the promissory note of Jackie M. Chretien, who is related to the Secretary of the Company and is also related to the President, CEO, and director of the Company, a note that matured on January 1, 2016 of $15,000 principal and $4,403 of accrued interest. The Company does not have any on-going relationship with Jackie M. Chretien.

On January 1, 2016, the Company paid a promissory note of A. Michael Chretien, who is the Secretary of the Company, a note that matured on January 1, 2016 in the amount of $40,415 in principal and $7,053 in accrued interest.

Issuance of Employee Stock Options

On January 1, 2016, the Company granted employees stock options to purchase 250,000 shares of common stock of the Company at an exercise price of $0.90 per share in accordance with the 2015 Intellinetics Inc. Equity Incentive Plan, with vesting continuing until 2019. The total fair value of $196,250 for these stock options will be recognized by the Company over the applicable vesting period.

On February 10, 2016, the Company granted employees stock options to purchase 210,000 shares of common stock of the Company at an exercise price of $0.96 per share, in accordance with the 2015 Intellinetics Inc. Equity Incentive Plan, with vesting continuing until 2019. The total fair value of $174,748 for these stock options will be recognized by the Company over the applicable vesting period..

Issuance of Restricted Common Stock to Directors

On January 2, 2016 the Company issued 69,433 new shares of restricted common stock to directors of the Company in accordance with the Company’s Equity Incentive Plan. Stock compensation of $62,500 was recorded on the issuance of the common stock.

Sales of Unregistered Securities and Conversion of Convertible Promissory Notes

As disclosed in Note 11 Stockholders Equity, on December 11, 2015, the Company commenced a private offering of securities (“December Offering”), for the sale of up to 1,666,666 Units at $1.20 per unit, each Unit consisting of two (2) shares of common stock and a warrant to purchase one (1) share of Common Stock at $0.65 per share.. Simultaneously with this December Offering, the Company offered to existing holders of convertible notes issued by the Company (the “Noteholders”), the ability to convert into Common Stock any outstanding convertible notes issued by the Company, plus accrued interest, at each note’s conversion price (the “Note Exchange”). In addition, upon the conversion, the Noteholders received a number of warrants that contain the same terms as the Warrants received by investors in the December Offering. The Warrants have an exercise price equal to $0.65 per share and contain a cashless exercise provision. All Warrants are immediately exercisable and have a term of five years from issuance. The “December Offering” was opened for a period terminating on December 31, 2015, with an option to extend until January 31, 2016.

On January 6, 2016, convertible promissory Noteholders converted $135,000 of convertible notes and $35,038 of accrued interest in exchange for 303,639 shares of Company stock and 141,698 of note holder warrants, as part of the private placement in December 2015. Interest expense of $113,762 was recorded on the issuance of these warrants.

On January 25, 2016, the Company sold 506,599 units for $607,919, consisting of two shares of common stock, par value $0.001 per share and a warrant to purchase common stock to qualified accredited investors, as part of the private placement in December 2015.

On January 27, 2016, The Placement Agent received cash payment of $62,237 and 131,682 warrants to purchase common stock at an exercise price at $0.715 per share, under the terms of the Placement Agent Agreement for the convertible notes and the sale of the unregistered securities. Of the warrants issued, 30,363 were in conjunction with the noteholder conversions, and underwriting expense of $24,207 was recorded for the issuance of these warrants.

On February 15, 2016, A. Michael Chretien, an officer of the Company, exercised stock warrants issued on February 15, 2013 in exchange for 500,000 shares of common stock at $0.007 per common share, for an aggregate amount of $3,500. For details, see Return to Treasury of Shares and Issuance of Contingent Warrants in Note 11 Stockholders Equity to these consolidated financial statements.